Commitments, contingencies and guarantees - Maturity information on derivative contracts and standby letters of credit and other guarantees (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2018	Mar. 31, 2017
Derivative contracts [Member]
Guarantees [Line Items]
Carrying value	[1],[2]	¥ 4,023,893	¥ 4,501,962
Maximum potential payout /Notional	[1],[2]	260,885,770	209,982,338
Derivative contracts [Member] | Less than 1 year [Member]
Guarantees [Line Items]
Maximum potential payout /Notional		105,602,334
Derivative contracts [Member] | 1 to 3 years [Member]
Guarantees [Line Items]
Maximum potential payout /Notional		57,287,663
Derivative contracts [Member] | 3 to 5 years [Member]
Guarantees [Line Items]
Maximum potential payout /Notional		31,213,355
Derivative contracts [Member] | More than 5 years [Member]
Guarantees [Line Items]
Maximum potential payout /Notional		66,782,418
Standby letters of credit and other guarantees [Member]
Guarantees [Line Items]
Carrying value	[3]	92	900
Maximum potential payout /Notional	[3]	5,189	¥ 8,604
Standby letters of credit and other guarantees [Member] | Less than 1 year [Member]
Guarantees [Line Items]
Maximum potential payout /Notional		1,155
Standby letters of credit and other guarantees [Member] | 1 to 3 years [Member]
Guarantees [Line Items]
Maximum potential payout /Notional		320
Standby letters of credit and other guarantees [Member] | 3 to 5 years [Member]
Guarantees [Line Items]
Maximum potential payout /Notional
Standby letters of credit and other guarantees [Member] | More than 5 years [Member]
Guarantees [Line Items]
Maximum potential payout /Notional		¥ 3,714

[1]	Credit derivatives are disclosed in Note 3 "Derivative instruments and hedging activities" and are excluded from derivative contracts.
[2]	Derivative contracts primarily consist of equity, interest rate and foreign exchange contracts.
[3]	The amounts of collaterals held in connection with standby letters of credit and other guarantees as of March 31, 2017 and March 31, 2018 was \5,656 million and \2,559 million, respectively.